Note 3 - Vessels, Net - Summary of Vessels (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Net book value	$ 116,230,333
Depreciation for the period	(3,386,726)	$ (1,597,424)
Net book value	105,873,785
Vessels [Member]
Costs	132,863,067
Accumulated depreciation	(16,632,734)
Net book value	116,230,333
Depreciation for the period	(3,386,726)
Capitalized expenses	92,477
Vessel held for sale, cost	(10,752,242)
Vessel held for sale	3,689,943
Vessel held for sale, net	(7,062,299)
Costs	122,203,302
Accumulated depreciation	(16,329,517)
Net book value	$ 105,873,785